Revenues (Details 1)	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure Of Revenue Explanatory [Abstract]
Revenues associated with liabilities from customer contracts at the beginning of the period
Revenues associated with performance obligations totally or partially satisfied in previous years